Dechert LLP
1775 I Street, NW
Washington, DC 20006-2401
Phone: 202.261.3300
Fax: 202.261.3333
December 10, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:	Schwab Investments Post-Effective Amendment No. 91 to Registration Statement on Form N-1A (File Nos. 033-37459 and 811-06200)
Ladies and Gentlemen:
Our client, Schwab Investments (the “Trust”), has enclosed, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment (“PEA”) No. 91 to the Trust’s Registration Statement on Form N-1A, together with all Exhibits thereto. This filing is made for the purpose of (i) furnishing the Trust’s audited financial statements for the fiscal year ended August 31, 2010; (ii) filing the required exhibits; (iii) responding to the comments of the staff of the U.S. Securities and Exchange Commission to PEA No. 88, filed pursuant to Rule 485(a) under the 1933 Act on September 24, 2010; and (iv) making other non-material changes.
I hereby certify that this PEA No. 91 does not contain disclosure that renders it ineligible to be filed under Rule 485(b) under the 1933 Act.
No fee is required in connection with this filing.
Please contact me at (202) 261-3305 with any questions or comments.
Sincerely,

/s/ Douglas P. Dick
Douglas P. Dick